THE ADVISORS' INNER CIRCLE FUND

                       WHG SHORT DURATION HIGH YIELD FUND

                   SUPPLEMENT DATED FEBRUARY 17, 2012 TO THE
            INSTITUTIONAL SHARES PROSPECTUS DATED DECEMBER 28, 2011
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a February 14-15, 2012 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved a change in the investment objective of the WHG Short Duration High Yield Fund (the "Fund"). Accordingly, effective March 1, 2012, the Fund's Prospectus is amended as follows:

         1. The following information replaces the language under the heading "Investment Objective" on page 1 of the Prospectus:

                           The investment objective of the WHG Short Duration High Yield Fund (the "Fund") is to generate a high level of current income while experiencing lower volatility than the broader high yield market.

         2. The following information replaces the first paragraph under the heading "More Information about the Fund's Investments" on page 7 of the Prospectus:

                           The investment objective of the Fund is to generate a high level of current income while experiencing lower volatility than the broader high yield market. The investment objective for the Fund may be changed without shareholder approval, upon 60 days' prior notice to shareholders.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
                                                                 WHG-SK-028-0100

                        THE ADVISORS' INNER CIRCLE FUND

                       WHG SHORT DURATION HIGH YIELD FUND

                   SUPPLEMENT DATED FEBRUARY 17, 2012 TO THE
               A CLASS SHARES PROSPECTUS DATED DECEMBER 28, 2011
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a February 14-15, 2012 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved a change in the investment objective of the WHG Short Duration High Yield Fund (the "Fund"). Accordingly, effective March 1, 2012, the Fund's Prospectus is amended as follows:

         1. The following information replaces the language under the heading "Investment Objective" on page 1 of the Prospectus:

                           The investment objective of the WHG Short Duration High Yield Fund (the "Fund") is to generate a high level of current income while experiencing lower volatility than the broader high yield market.

         2. The following information replaces the first paragraph under the heading "More Information about the Fund's Investments" on page 7 of the Prospectus:

                           The investment objective of the Fund is to generate a high level of current income while experiencing lower volatility than the broader high yield market. The investment objective for the Fund may be changed without shareholder approval, upon 60 days' prior notice to shareholders.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-030-0100

                        THE ADVISORS' INNER CIRCLE FUND

                       WHG SHORT DURATION HIGH YIELD FUND

                   SUPPLEMENT DATED FEBRUARY 17, 2012 TO THE
      STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED DECEMBER 28, 2011
THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

At a February 14-15, 2012 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved a change in the investment objective of the WHG Short Duration High Yield Fund (the "Fund"). Accordingly, effective March 1, 2012, the Fund's SAI is amended as follows:

         1. The following information replaces the second paragraph under the heading "Additional Information about Investment Objective and Policies" on page S-1 of the SAI:

                           WHG SHORT DURATION HIGH YIELD FUND. The investment objective of the Fund is to generate a high level of current income while experiencing lower volatility than the broader high yield market. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WHG-SK-031-0100